LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
9.	LONG-TERM INVESTMENTS

		As of December 31,
	Note	2014	2015

Equity method investments:
Social Finance Inc. ("SoFi")	(i)	$67,490	235,920
Japan Macro Opportunities Offshore Partners, LP ("JMOOP")	(ii)	59,860	-
Hayman Credes Offshore Fund, LP ("Hayman")	(iii)	30,000	29,678
Rise Companies Corp. ("Rise")	(iv)	16,025	15,144
Effective Space Solution ("ESS")	(v)	4,730	-
Others	(vi)	47,908	91,975
Total equity method investments		226,013	372,717

Cost method investments:
Hylink Advertising Co., Ltd. ("Hylink")	(vii)	2,417	2,315
StoreDot Ltd. ("StoreDot")	(viii)	10,001	10,001
GoGo Tech Holdings Limited ("GoGo")	(ix)	8,100	16,100
Motif Investing Inc. ("Motif")	(x)	-	40,000
LendingHome Corporation ("LendingHome")	(xi)	-	65,843
Credit Shop Inc. ("Credit Shop")	(xii)	-	15,000
Eunke Technology Ltd. ("Eunke")	(xiii)	-	25,000
Others	(xiv)	8,869	31,456
Total cost method investments		29,387	205,715

Held-to-maturity investments:
Series 2012-A Senior Secured Sofi Loan Notes.	(xv)	6,863	5,879

Available-for-sale investments:
Snowball Finance Inc. ("Snowball")	(xvi)	33,613	35,534
Eall Technology Limited ("Eall")	(xvii)	17,879	20,829
268V Limited	(xviii)	-	98,782
Omni Prime Inc. ("Omni")	(xix)	-	28,866
Zhu Chao Holding Company Limited ("Zhu Chao")	(xx)	-	15,000
Others	(xxi)	5,000	26,767
Total available-for-sale investments		56,492	225,778

Warrant:
Warrant of Snowball	(xvi)	901	901
Total long-term investments		$319,656	$810,990

(1)	In connection with the preparation of the Company's consolidated financial statements as of and for the year ended December 31, 2015, the Company determined that its investments in Snowball and Eall acquired in September and November 2014 which were accounted for as equity method investments should have been recorded as available for-sale investments as of December 31, 2014. Additionally, the Company also determined that its investment in Sirin Sarl, acquired in November 2014 and accounted for at cost, should have been recorded as an available-for-sale investment as of December 31, 2014. These errors had no material effect on the consolidated financial statements as of and for the year ended December 31, 2014. The Company has reclassified the amounts as of and for the year ended December 31, 2014 in its 2015 consolidated financial statements.

Equity method investments

(i)
In September 2012, March 2014, January 2015, and October 2015, the Company entered into agreements to purchase 5,573,719 Series B Preferred Shares, 6,020,695 Series D Preferred Shares, 2,361,116 Series E Preferred Shares and 9,507,933 Series F Preferred Shares issued by SoFi at a price of $8.791258 per Series B Share, $3.453 per Series D Share, $9.4578 per Series E Share and $15.7763 per Series F Share with a total consideration of $242,120. The Company held 28.85% and 21.20% equity interest of SoFi as of December 31, 2014 and 2015, respectively and recognized its share of gain in SoFi of $2,028 and loss of $3,902 for the years ended December 31, 2014 and 2015, respectively.

(ii)

In November 2011, February 2013 and January 2014, the Company invested $20,000, $20,000 and $40,000, respectively in JMOOP, which is a Cayman Islands exempted limited partnership, and served as a limited partner. Pursuant to subscription agreement of JMOOP, once the general partner and a prospective investor agreed on the terms and investment objectives, the investor will subscribe for the agreed amount and became a limited partner of JMOOP. The general partner will create a new tranche within the fund for the new limited partner's monies, and commence the investing activities for this tranche. There are multiple tranches within JMOOP and there is no restriction on the maximum size of the fund. The general partner is not required to obtain existing partners' consents for or notify the existing partners of the addition of new investors into the fund. Therefore, the Company is practically unable to track its percentage ownership regularly in the partnership's capital. JMOOP reports the fair market value of the investment securities owned by the Company's investment tranche on a monthly basis, and the Company recognizes the appreciation or depreciation on its investment in JMOOP based on such valuation report.

The Company recognized its share of gain of $29,290, $55,978 and $9,235 for the years ended December 31, 2013, 2014 and 2015, respectively and recognized capital distributions of $19,158, $84,057, and $69,095 in the years ended December 31, 2013, 2014, and 2015, respectively. In August 2015, the Company disposed off all its investments in JMOOP.

JMOOP's audited financial statements for the years ended December 31, 2013 and 2014 as well as the unaudited financial statements for the year ended December 31, 2015 are included at the end of this annual report in accordance with Regulation S-X Rule 3-09. The unaudited financial statements for the year ended December 31, 2015 is not reflective of the Company's ownership period of JMOOP during the year ended December 31, 2015. The summarized financial information included below is reflective of the Company's ownership period of JMOOP.

(iii)
In December 2014, the Company invested $30,000 in Hayman which is a Cayman Islands exempted limited partnership and served as a limited partner. The general partner of Hayman is Hayman Offshore Management Inc, which is also the general partner of JMOOP. The Company recognized its share of loss of $322 for the year ended December 31, 2015.

(iv)
In April 2014, the Company entered into an agreement to purchase 7,856,395 Series A Preferred Shares issued by Rise at a price of $2.1872 per share with a total consideration of $17,183. The Company held 25.30% equity interest of Rise as of December 31, 2015 and recognized its share of loss of $1,158 and $882 for the years ended December 31, 2014 and 2015, respectively.

(v)
In December 2014, the Company entered into an agreement with ESS to purchase 3,333,333 Ordinary Shares at the price of $1.20 per share with total cash consideration of $4,000. Since the Company held 25% equity interest of ESS as of December 31, 2015 and was able to exercise significant influence over ESS, the investment was accounted for using equity method. Additionally, the Company was granted a call option to invest an additional $7,000 within 18 months of purchase of ESS Ordinary Shares to acquire additional ordinary shares at a per share price determined on the basis of ESS's valuation of $30,000. The Company has determined the value of this call option to be immaterial at both December 31, 2014 and 2015 and thus, the option was recorded aggregately with the equity method investment.

The Company also wrote an option which allows ESS to request additional investment of $7,000 from the Company if the aggregate amount of pre-sale letters received by ESS from its potential clients exceeded $10,000 during the next 3 years. Such written put option was separately recorded based on its fair value under the caption of "Other non-current liabilities" as of December 31, 2014 and “Accrued expenses and other current liabilities” as of December 31, 2015 (see Note 13). In April 2016, ESS exercised the option and the Company made an investment of $7,000.

As of December 31, 2015, the Company performed an impairment analysis with the assistance of a third party valuer and noted that the fair value of ESS decreased significantly to nil and the decrease was other-than temporary. As a result, the Group did not expect to receive any return from the investment and recognized a full impairment of $4,258 in 2015.

(vi)	Others represents other equity method investments with individual carrying amount less than $15,000 as of December 31, 2014 and 2015, respectively.

The summarized financial information of the equity method investments were as follows:

	As of December 31,
	2014(1)	2015

Total current assets	$264,663	$2,606,921
Total assets	843,911	2,753,244
Total current liabilities	44,384	1,144,880
Total liabilities	409,190	1,220,771

	For the years ended December 31,
	2013	2014(1)	2015

Net revenues	$145,745	$117,896	$199,069
Gross profits	138,168	104,908	167,512
Income (loss) from continuing operations	83,431	36,157	(58,658)
Net income (loss)	83,431	36,157	(58,658)

Cost method investments

(vii)
In April 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment.

(viii)
In August 2014, the Company entered into an agreement to purchase Series B Preferred Shares issued by StoreDot at total cash consideration of $10,001 and held 6.06% equity interest of StoreDot. The Company was not able to exercise significant influence over the operating and financial decisions of StoreDot, and thus the Company used the cost method to account for its investment.

(ix)
In November 2014, the Company entered into an agreement to acquire 10% equity interest of GoGo with a total consideration of $8,100. In May and June 2015, the Company acquired additional equity interest of GoGo with a total consideration of $8,000 and therefore held 13.89% equity interest of GoGo as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of GoGo, and thus the Company used the cost method to account for its investment.

(x)	In January 2015, the Company entered into an agreement to purchase 5,579,734 Series E Preferred Shares issued by Motif with a total consideration of $40,000 and held 10% equity interest of Motif as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of Motif, and thus the Company used the cost method to account for its investment.

(xi)	In March 2015, the Company entered into an agreement to purchase 6,153,999 Series C Preferred Shares issued by LendingHome with a total consideration of $65,843 and held 14.72% equity interest of LendingHome as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of LendingHome, and thus the Company used the cost method to account for its investment.

(xii)	In January 2015, the Company acquired 204,471 Series A Preferred Shares issued by Credit Shop at a price of $73.36 with a total consideration of $15,000, and accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock.

Additionally, the parties also reached an agreement, whereby the Company would provide a revolving line of credit up to $15,000 to Credit Shop and may convert the loan to Series A Preferred Shares. Upon the conversion, the Company would purchase additional Series A Preferred Shares from Credit Shop in the amount of $5,000. Such conversion is not legally detachable or transferable and therefore was not separately accounted. In December 2015, Credit Shop exercised the conversion; the Company subsequently purchased $20,000 of Series A Preferred Shares in February 2016.

(xii)	In March 2015, the Company entered into an agreement to purchase 4,770,131 Series B Preferred Shares issued by Eunke for a total consideration of $25,000, and accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock.

(xiv)	Others represents other cost method investments with individual carrying amount less than $10,000 as of December 31, 2014 and 2015, respectively.

Held-to-Maturity investments

(xv)
In July 2012, the Company entered into a note purchase agreement with SoFi Lending Corp., a subsidiary of SoFi, to purchase $10,000 Series 2012-A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp. The loan has a maturity date of July 3, 2032 and a fixed annual interest rate of 4% with no redemption feature. The Company has the positive intent and ability to hold the investments to maturity. The Company received monthly payments, including return of the principal of $1,370, $984 and earned interest of $211, $181 from SoFi Lending Corp. for the years ended December 31, 2014 and 2015.

Available-for-sale investments

The long-term available-for-sale investments represents the convertible redeemable preferred shares and convertible debt. As of December 31, 2014 and 2015, the Company held following long-term available-for-sale investments:

	As of December 31, 2014				As of December 31, 2015
		Gross	Other-than			Gross
		unrealized	-temporary	Fair		unrealized	Fair
	Cost	losses	impairment	value	Cost	gains(losses)	value

Convertible redeemable preferred shares	51,492	-	-	51,492	183,644	35,634	219,278
Convertible debt	5,000	-	-	5,000	6,500	-	6,500
Total	56,492	-	-	56,492	190,144	35,634	225,778

(xvi)

In November 2014, the Company acquired 35,040,427 Series C Preferred Shares issued by Snowball at a price of $0.9988 per share. As part of the acquisition, the Company received a detachable preferred share warrant, exercisable within 2 years of the share acquisition, to (1) purchase additional up to 8,872,590 Series C Preferred Share at a price of $1.6906 per share; (2) if Snowball issued subsequent equity securities, purchase such subsequent equity securities at a price of the lower of $1.6906 and the per share price paid by investors purchasing such subsequent equity securities. The total consideration for the purchase of Series C Preferred Shares and warrant was $34,998, of which $901 was allocated to the value of warrant based on its fair value at the acquisition date.

The Company has determined that the Series C Preferred Shares are redeemable at the option of the investors. As such, the Company determined that the shares are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of nil and $1,437 were reported in other comprehensive income for the years ended December 31, 2014 and 2015, respectively.

(xvii)
In September 2014, the Company entered into an agreement to purchase 5,321,428 Series B-1 Preferred Shares and 649,351 Series B-2 Preferred Shares issued by Eall at a price of $3.08 per Series B-1 Share and $2.62 per Series B-2 Share with a total consideration of $18,090. In July 2015, the Company purchased an additional 652,598 Series B-1 Preferred Shares at a price of $3.08 per Series B-1 share with a total consideration of $2,010. The Company has determined that all of the purchased shares are redeemable at the option of the investors. As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of nil and $729 were reported in other comprehensive income for the years ended December 31, 2014 and 2015, respectively.

(xviii)	In January 2015, the Company entered into an agreement to purchase 64,281,655 Series D Preferred Shares issued by 268V Limited for a total consideration of $75,000. The Company has determined that the Series D Preferred Shares are redeemable at the option of the investors. As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of $23,782 were reported in other comprehensive income for the year ended December 31, 2015.

(xix)	In July 2015, the Company purchased 14,727,541 Series B Preferred Shares issued by Omni at the price of $1.358 with a total consideration of $20,000 and held 12.03% equity interest of Omni. The Company has determined that the Series B Preferred Shares are redeemable at the option of the investor. As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of $8,866 were reported in other comprehensive income for the year ended December 31, 2015.

(xix)	In January 2015, the Company entered into an agreement to purchase 1,553,566 Series A Preferred Shares issued by Zhu Chao for a total consideration of $15,000. The Company has determined that the Series A Preferred Shares are redeemable at the option of the investor. As such, the Company determined that they are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of nil were reported in other comprehensive income for the year ended December 31, 2015.

(xxi)	Others represents other long-term available-for-sale investments with individual carrying amount less than $10,000 as of December 31, 2014 and 2015, respectively. Unrealized holding gains of nil and $820 were reported in other comprehensive income for these for the years ended December 31, 2014 and 2015, respectively.

The fair values of long-term available-for-sale investments as measured are further discussed in Note 16.